Subsequent Events - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Mar. 31, 2013	Mar. 31, 2011	Mar. 31, 2013 Dividend Declared	Apr. 23, 2013 Share Exchange Nidec Seimitsu Corporation	Apr. 23, 2013 Share Exchange Nidec Copal	Apr. 23, 2013 Share Exchange Nidec Tosok
Subsequent Event [Line Items]
Subsequent event, description			Subsequent to March 31, 2013, the Company's Board of Directors declared a cash dividend of ¥5,387 million payable on June 5, 2013 to stockholders as of March 31, 2013.
Cash dividend declared	¥ 5,387		¥ 5,387
Cash dividend declared, payable date			Jun. 05, 2013
Cash dividend declared, record date			Mar. 31, 2013
Share exchange ratio				0.017	0.122	0.124
Number of shares allocated for share exchange	3,175,315	721,534		2,075	2,575,845	1,312,016